DEBT - DVB Credit Facility and Supplemental Agreement (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding balance		$ 141,905,000	$ 141,905,000
DVB Credit Facility
Debt Instrument [Line Items]
Aggregate minimum liquidity requirement on pledged bank accounts		$ 750,000	$ 750,000
Term for excess earnings to be used to repay credit facility		36 months	36 months
Drydock reserve account, excess funding limit		$ 3,600,000	$ 3,600,000
Time from initial drawdown to begin consecutive quarterly installment payments		39 months	39 months
Required quarterly installment payments per facility		$ 200,000	$ 200,000
Number of AHTS vessels collateralized under facility | vessel		2
DVB Credit Facility | Loan Facility
Debt Instrument [Line Items]
Principal balance		$ 9,000,000.0	9,000,000.0
Outstanding balance		$ 9,000,000	$ 9,000,000
DVB Credit Facility | Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.75%
SOHI Transaction
Debt Instrument [Line Items]
Debt assumed	$ 9,000,000